INCOME TAXES - Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	$ 0.0
Deferred tax liabilities opening balance	(61.2)
Net deferred income tax liabilities opening balance	(61.2)	$ (168.8)
Statements of earnings	(0.5)	11.6
OCI	0.8	(2.2)
Deferred tax assets ending balance	0.0	0.0
Deferred tax liabilities ending balance	(22.6)	(61.2)
Net deferred income tax liabilities ending balance	(22.6)	(61.2)
Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	38.3	98.2
Exploration and evaluation assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	0.0
Statements of earnings	307.7
OCI	0.0
Deferred tax assets ending balance	307.7	0.0
Exploration and evaluation assets | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	0.0
Non-capital losses
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	210.4	58.6
Statements of earnings	(172.6)	114.0
OCI	0.0	0.0
Deferred tax assets ending balance	0.0	210.4
Non-capital losses | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	(37.8)	37.8
Asset retirement obligations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	1.7	1.2
Statements of earnings	0.8	0.5
OCI	0.0	0.0
Deferred tax assets ending balance	2.5	1.7
Asset retirement obligations | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	0.0	0.0
Other deductible temporary differences
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	37.2	30.8
Statements of earnings	(0.7)	9.0
OCI	0.9	(2.6)
Deferred tax assets ending balance	37.4	37.2
Other deductible temporary differences | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	0.0	0.0
Plant and equipment
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(281.0)	(225.6)
Statements of earnings	(140.4)	(109.1)
OCI	0.0	0.0
Deferred tax liabilities ending balance	(355.3)	(281.0)
Plant and equipment | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	66.1	53.7
Royalty interests
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(0.4)	(4.6)
Statements of earnings	0.1	4.2
OCI	0.0	0.0
Deferred tax liabilities ending balance	(0.3)	(0.4)
Royalty interests | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	0.0	0.0
Marketable securities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	0.0	(0.2)
Statements of earnings	0.1	(0.2)
OCI	(0.1)	0.4
Deferred tax liabilities ending balance	0.0	0.0
Marketable securities | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	0.0	0.0
Inventories and reserves
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(7.4)	(18.5)
Statements of earnings	(5.7)	4.4
OCI	0.0	0.0
Deferred tax liabilities ending balance	(3.1)	(7.4)
Inventories and reserves | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	10.0	6.7
Other liabilities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(21.7)	(10.5)
Statements of earnings	10.2	(11.2)
OCI	0.0	0.0
Deferred tax liabilities ending balance	(11.5)	(21.7)
Other liabilities | Discontinued operations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Statements of earnings	$ 0.0	$ 0.0